DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

1     DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a)   Description of business

TCTM Kids IT Education Inc. (“TCTM”, formerly known as Tarena International, Inc.), through its wholly-owned subsidiaries and consolidated variable interest entities or VIEs (collectively referred to hereinafter as the “Company”), is principally engaged in providing IT-focused supplementary STEM education service (“IT-focused Supplementary STEM Education”) for students aged between three and eighteen. The Company is also engaged mainly in providing professional education services (“IT Professional Education”) including professional information technology (“IT”) training courses and non-IT training courses. All of the Company’s operations are located in the PRC with nearly all of its customers located in the PRC.

The Company cooperated with universities and colleges in mainland China to offer joint-major degree programs and related peripheral services to colleges and students (the “Target Business”) in accordance with the higher education reform policies of each province. On April 28, 2023, the Company entered into agreements to dispose of the controlling interest in the Company’s university and college joint academic programs and related peripheral services to colleges and students, to a consortium (the “2023 April Disposal”). Mr. Shaoyun Han, the founder and chairman of the Company, is member of the investor consortium and has a minority interest in Target Business.

On December 24, 2023, the Company entered into an equity transfer agreement to dispose of its equity interests in the professional education business to a buyer consortium led by Tarena Weishang Technology (Hainan) Co., Ltd (the “Divestiture”). The net transfer consideration, based on third party independent appraiser, for the Disposal amounted to RMB1 and RMB1 in exchange of the equity interest of Tarena Technologies and Tarena Hangzhou in cash, respectively. Ms. Lijuan Han, sister of the Company’s founder and chairman Mr. Shaoyun Han, is a member of the buyer consortium and has an interest in the Divestiture. The Divestiture had been consummated at the end of March 2024. Upon consummation of the divestiture of the professional education business, the Company has no ownership interest in professional education business. The Company deconsolidated the financial statements of professional education business from its consolidated financial statements since March 31, 2024.

The Divestiture represents a strategic shift and has a major impact on the Company’s result of operations. Accordingly, assets, liabilities, results of operations, and cash flows related to professional education business have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented. The consolidated balance sheets as of December 31, 2023, consolidated statements of comprehensive (loss) income and consolidated statements of cash flows for the years ended December 31, 2022 and 2023 have been adjusted to reflect this change (See Note 3).

On January 10, 2024, the Company changed its ticker symbol from “TEDU” to “TCTM”. On February 20, 2024, TCTM held an Extraordinary General Meeting of Shareholders in Beijing where the Company adopted a special resolution to approve the name change of the holding Company from “Tarena International, Inc.” to “TCTM Kids IT Education Inc.” The name change took effect on February 21, 2024.

On April 7, 2025, the Company changed its ticker symbol from “TCTM” to “VSA”.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization

TCTM is a holding company that was incorporated in the Cayman Islands on October 8, 2003 by Mr. Shaoyun Han (“Mr. Han”), the founder and former chief executive officer of the Company, and five other individuals. TCTM is the parent company of a number of wholly-owned subsidiaries that are engaged in the provision of educational products and services. The Company’s education services in certain locations of the PRC were previously conducted through Beijing Tarena Jinqiao Technology Co., Ltd. (“Beijing Tarena”) and Beijing Tongcheng Shidai Jinqiao Technology Co., Ltd. (“Beijing Tongcheng”), and their subsidiaries, in order to comply with laws and regulations of mainland China which restricted foreign investments in companies that were engaged in education products and services.

Pursuant to the VIE Agreement as described below, TCTM has effective financial control over Beijing Tarena, Beijing Tongcheng and their initial capital funding were provided by Tarena Technologies Inc., (a wholly-owned subsidiary of TCTM) or “Tarena Tech”, formerly known as Beijing Tarena Technology Co., Ltd.) and Tongcheng Shidai Technology Inc., (a wholly-owned subsidiary of TCTM) or “Tongcheng Shidai”, formerly known as Tongcheng Shidai Technology Co., Ltd.). The recognized and unrecognized revenue-producing assets that were held by Beijing Tarena, Beijing Tongcheng and their subsidiaries primarily consists of property and equipment, operating leases for the learning premises, ICP license, www.tmooc.cn website and assembled workforce in those learning centers.

All of the equity interests of Beijing Tarena are legally held by Mr. Han and Mr. Jianguang Li (“Mr. Li”), a director of TCTM. Both individuals are nominee equity holders of Beijing Tarena and holding their equity interests on behalf of TCTM. Through a series of contractual agreements and arrangements (the “VIE Agreement”), among TCTM, Tarena Tech, Beijing Tarena and its nominee equity holders, the nominee equity holders of Beijing Tarena have granted all their legal rights including voting rights and disposition rights of their equity interests in Beijing Tarena to TCTM. The nominee equity holders of Beijing Tarena do not participate significantly in income and loss and do not have the power to direct the activities of Beijing Tarena that most significantly impact its economic performance. Accordingly, Beijing Tarena and its subsidiaries are considered as VIEs.

Meanwhile, all of the equity interests of Beijing Tongcheng are legally held by Mr. Han and Mr. Jing Li, a manager of TCTM. Both individuals are nominee equity holders of Beijing Tongcheng and holding their equity interests on behalf of TCTM. Through a series of contractual agreements and arrangements (the “VIE Agreement”), among TCTM, Tongcheng Shidai, Beijing Tongcheng and its nominee equity holders, the nominee equity holders of Beijing Tongcheng have granted all their legal rights including voting rights and disposition rights of their equity interests in Beijing Tongcheng to TCTM. The nominee equity holders of Beijing Tongcheng do not participate significantly in income and loss and do not have the power to direct the activities of Beijing Tongcheng that most significantly impact its economic performance. Accordingly, Beijing Tongcheng and its subsidiaries are considered as VIEs.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, TCTM has a controlling financial interest in Beijing Tarena and Beijing Tongcheng because TCTM has (i) the power to direct activities of Beijing Tarena and Beijing Tongcheng that most significantly impact the economic performance of Beijing Tarena and Beijing Tongcheng; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of Beijing Tarena and Beijing Tongcheng that could potentially be significant to Beijing Tarena and Beijing Tongcheng. Thus, TCTM is the primary beneficiary of the Beijing Tarena and Beijing Tongcheng.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Under the terms of the VIE Agreement, TCTM has (i) the right to receive economic benefits that could potentially be significant to Beijing Tarena and Beijing Tongcheng in the form of service fees under the exclusive business cooperation agreements; (ii) the right to receive all dividends declared by Beijing Tarena and Beijing Tongcheng, and the right to all undistributed earnings of Beijing Tarena and Beijing Tongcheng; and (iii) the right to receive the residual benefits of Beijing Tarena and Beijing Tongcheng through their exclusive option to acquire 100% of the equity interests in Beijing Tarena and Beijing Tongcheng, to the extent permitted under laws of mainland China. Accordingly, TCTM is the primary beneficiary of Beijing Tarena and Beijing Tongcheng, and the financial statements of Beijing Tarena, Beijing Tongcheng and their subsidiaries are consolidated in TCTM’s consolidated financial statements.

Under the terms of the VIE Agreement, Beijing Tarena and Beijing Tongcheng’s nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to TCTM. All of the equity (net assets) and net income of Beijing Tarena and Beijing Tongcheng are attributed to TCTM.

The Company disposed of Tarena Hangzhou and Tarena Technologies and their subsidiaries, including its VIE, Beijing Tarena. Therefore, TCTM terminated the Beijing Tarena VIE Agreements in accordance with the Divestiture effective March 31, 2024.

The key terms of the VIE Agreement are as follows:

Loan Agreements: Tarena Tech provided RMB6,000 loans in aggregate to Beijing Tarena’s nominee equity holders for the sole purpose of their contribution of Beijing Tarena’s registered capital. The nominee equity holders of Beijing Tarena can only repay the loans by transferring all of their legal equity interest in Beijing Tarena to the Tarena Tech or its designated representatives pursuant to the exclusive option agreements. The loans shall be interest-free, unless the transfer price exceeds the principal of the loans when each nominee equity holder of Beijing Tarena transfers his equity interests in Beijing Tarena to TCTM or its designated representatives. Such excess over the principal of the loan shall be deemed as the interest of the loans to the extent permitted under the law of mainland China. The initial term of the loans, which will be expired in 2026, can be extended with the written notice of both the Tarena Tech and Beijing Tarena before expiration.

Meanwhile, Tongcheng Shidai provided RMB5,000 loans in aggregate to Beijing Tongcheng’s nominee equity holders for the sole purpose of their contribution of Beijing Tongcheng’s registered capital. The nominee equity holders of Beijing Tongcheng can only repay the loans by transferring all of their legal equity interest in Beijing Tongcheng to the Tongcheng Shidai or its designated representatives pursuant to the exclusive option agreements. The loans shall be interest-free, unless the transfer price exceeds the principal of the loans when each nominee equity holder of Beijing Tongcheng transfers his equity interests in Beijing Tongcheng to TCTM or its designated representatives. Such excess over the principal of the loan shall be deemed as the interest of the loans to the extent permitted under the law of mainland China. The initial term of the loans, which will be expired in 2032, can be extended with the written notice of both the Tongcheng Shidai and Beijing Tongcheng before expiration.

Exclusive Option Agreements: Each of the nominee equity holders irrevocably granted TCTM Kids IT Education Inc. or its designated representatives an exclusive option to purchase, to the extent permitted under law of mainland China, all or part of his equity interests in Beijing Tarena. In addition, TCTM has the option to acquire the equity interests of Beijing Tarena for a specified price equal to the loan provided by the Tarena Tech to the nominee equity holders. If the lowest price permitted under law of mainland China is higher than the above price, the lowest price permitted under law of mainland China shall apply. Without TCTM’s prior written consent, the nominee equity holders shall not sell, transfer, mortgage, or otherwise dispose of any equity interests in Beijing Tarena. These agreements will remain effective until all equity interests held in Beijing Tarena by the nominee equity holders are transferred or assigned to TCTM or its designated representatives.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Meanwhile, each of the nominee equity holders irrevocably granted the Tongcheng Shidai or its designated representatives an exclusive option to purchase, to the extent permitted under law of mainland China, all or part of his equity interests in Beijing Tongcheng. In addition, Tongcheng Shidai has the option to acquire the equity interests of Beijing Tongcheng for a specified price equal to the loan provided by the Tongcheng Shidai to the nominee equity holders. If the lowest price permitted under law of mainland China is higher than the above price, the lowest price permitted under law of mainland China shall apply. Without the Tongcheng Shidai’s prior written consent, the nominee equity holders shall not sell, transfer, mortgage, or otherwise dispose any equity interests in Beijing Tongcheng. These agreements will remain effective until all equity interests held in Beijing Tongcheng by the nominee equity holders are transferred or assigned to the Tongcheng Shidai or its designated representatives.

Exclusive Business Cooperation Agreement: Tarena Tech has the exclusive right to provide, among other things, technical support, business support and related consulting services to Beijing Tarena and Beijing Tarena agrees to accept all the consultation and services provided by Tarena Tech. Without Tarena Tech’s prior written consent, Beijing Tarena is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Tarena Tech exclusively owns all intellectual property rights arising out of or created during the performance of this agreement. Beijing Tarena agrees to pay a monthly service fee to Tarena Tech at an amount determined solely by Tarena Tech after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of Tarena Tech’s employees providing services to Beijing Tarena, the value of services provided, the market price of comparable services and the operating conditions of Beijing Tarena. Furthermore, to the extent permitted under the law of mainland China, Tarena Tech agrees to provide financial support to Beijing Tarena. The term of the agreement will remain effective unless Tarena Tech terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Beijing Tarena or Tarena Tech to renew its respective business license upon expiration. Beijing Tarena is not permitted to terminate this agreement in any event unless required by applicable laws.

Meanwhile, Tongcheng Shidai has the exclusive right to provide comprehensive technical support, consulting services and other services to Beijing Tongcheng agree to accept all the consultation and services provided by Tongcheng Shidai. Without Tongcheng Shidai’s prior written consent, Beijing Tongcheng is prohibited establish similar corporation relationship with any third party to provide any of the services under this agreement. In addition, Tongcheng Shidai has exclusive and proprietary ownership, rights and interests in any and all intellectual properties arising out of or created during the performance of this agreement. Beijing Tongcheng agrees to pay a monthly service fee to Tongcheng Shidai at an amount determined solely by Tongcheng Shidai after taking into account factors including the complexity and difficulty of the services provided, title of and time consumed by Tongcheng Shidai employees providing services to Beijing Tongcheng, the value of services provided, the market price of the same type of services and the operating conditions of Beijing Tongcheng. The term of the agreement will remain effective unless Tongcheng Shidai terminates the agreement in writing or a relevant governmental authority rejects the renewal applications by Beijing Tongcheng or Tongcheng Shidai to renew its respective business license upon expiration. Beijing Tongcheng is not permitted to terminate this agreement in any event unless required by applicable laws.

Power of Attorney: Each nominee equity holder of Beijing Tarena appointed Tarena Tech as the attorney-in-fact to act on all matters pertaining to Beijing Tarena and to exercise all of his rights as an equity holder of Beijing Tarena, including but not limited to attend shareholders’ meetings, vote on his behalf on all matters of Beijing Tarena requiring shareholders’ approval under laws and regulations of mainland China and the articles of association of Beijing Tarena, designate and appoint directors and senior management members. Tarena Tech may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the nominee equity holders of Beijing Tarena. Each power of attorney will remain effective until the nominee equity holder ceases to hold any equity interest in Beijing Tarena.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Meanwhile, each nominee equity holder of Beijing Tongcheng appointed Tongcheng Shidai as the attorney-in-fact to act on all matters pertaining to Beijing Tongcheng and to exercise all of their rights as an equity holder of Beijing Tongcheng, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Beijing Tongcheng requiring shareholders’ approval under laws and regulations of mainland China and the articles of association of Beijing Tongcheng, designate and appoint directors and senior management members. Tongcheng Shidai may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the nominee equity holders of Beijing Tongcheng. Each power of attorney will remain effective until the nominee equity holder ceases to hold any equity interest in Beijing Tongcheng.

Equity Interest Pledge Agreements: Pursuant to the equity interest pledge agreements, Beijing Tarena’s nominee equity holders pledged all of their equity interests in Beijing Tarena to Tarena Tech to guarantee their performance of the obligations under the contractual arrangements including but not limited to, the service fees due to Tarena Tech. If Beijing Tarena or any of Beijing Tarena’s nominee equity holders breaches its contractual obligations under the contractual arrangements, Tarena Tech, as the pledgee, will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Beijing Tarena in accordance with legal procedures. Tarena Tech has the right to receive dividends generated by the pledged equity interests during the term of the pledge. If any event of default as provided in the contractual arrangements occurs, Tarena Tech, as the pledgee, will be entitled to dispose of the pledged equity interests in accordance with laws and regulations of mainland China. The equity interest pledge agreements became effective on the date when the agreements were duly executed. The pledge was registered with the relevant local administration for industry and commerce in December 2013 and April 2017 and will remain binding until Beijing Tarena and their nominee equity holders discharge all their obligations under the contractual arrangements. The registration of the equity pledge enables Tarena Tech to enforce the equity pledge against third parties who acquire the equity interests of Beijing Tarena in good faith.Pursuant to the share pledge agreement, Beijing Tongcheng’s nominee equity holders pledged all of their shares in Beijing Tongcheng to Tongcheng Shidai to guarantee their performance of the obligations under the contractual arrangements including but not limited to, the service fees due to Tongcheng Shidai. If Beijing Tongcheng is liquidated or dissolved under law of mainland China, Tongcheng Shidai, as the pledgee, has the right receive any interest distributed by Beijing Tongcheng. Tongcheng Shidai has the right to receive dividends generated by the pledged equity interests during the term of the pledge. Without the written consent of Tongcheng Shidai, the rights and obligations under this agreement is prohibited to assign or delegated. The equity interest pledge agreements became effective on the date when the agreements were duly executed. The pledge was registered with the relevant local administration for industry and commerce in 2022 and will remain binding until Beijing Tongcheng and its nominee equity holders have fully performed all contract obligations and fully paid all secured indebtedness under the contractual arrangements.

TCTM relies on the VIE Agreement to operate and control the Beijing Tarena and Beijing Tongcheng. However, these contractual arrangements may not be as effective as direct equity ownership in providing TCTM with control over Beijing Tarena and Beijing Tongcheng. Any failure by Beijing Tarena and Beijing Tongcheng or the nominee equity holders to perform their obligations under the VIE Agreement would have a material adverse effect on the consolidated financial position and consolidated financial performance of the Company. All the VIE Agreement is governed by law of mainland China and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these agreements would be interpreted in accordance with law of mainland China and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit TCTM’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreement was found to be in violation of any existing or future laws and regulations of mainland China, TCTM may be subject to fines or other legal or administrative sanctions.

1     DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current laws and regulations of mainland China. However, there are uncertainties regarding the interpretation and application of existing and future laws and regulations of mainland China. Accordingly, TCTM cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Agreement is found to be in violation of any existing or future laws and regulations of mainland China, the PRC government could:

●	revoke the business and operating licenses of Tarena Tech and Tongcheng Shidai, their subsidiaries, Beijing Tarena and Beijing Tongcheng;
●	discontinue or restrict the conduct of any transactions between Tarena Tech and Tongcheng Shidai, their subsidiaries, Beijing Tarena and Beijing Tongcheng;
●	impose fines, confiscate the income from Beijing Tarena and Beijing Tongcheng, or impose other requirements with which the Company may not be able to comply;
●	require TCTM to restructure its ownership structure or operations, including terminating the contractual arrangements with Beijing Tarena and Beijing Tongcheng, and deregistering the equity pledges of Beijing Tarena and Beijing Tongcheng; and
●	restrict or prohibit the use of the proceeds of future offering to finance the Company’s business and operations in the PRC.

If the imposition of any of these government actions causes TCTM to lose its right to direct the activities of Beijing Tarena and Beijing Tongcheng or their rights to receive substantially all the economic benefits and residual returns from Beijing Tarena, Beijing Tongcheng and TCTM is not able to restructure its ownership structure and operations in a satisfactory manner, TCTM would no longer be able to consolidate the financial results of Beijing Tarena, Beijing Tongcheng and their subsidiaries. In the opinion of management, the likelihood of deconsolidation of the Beijing Tarena, Beijing Tongcheng and their subsidiaries is remote based on current facts and circumstances.

The equity interests of Beijing Tarena are legally held by Mr. Han and Mr. Li as nominee equity holders on behalf of the Company. Mr. Han and Mr. Li are also directors of TCTM. Mr. Han and Mr. Li each holds 65.3% and 0.6% of the total voting rights of TCTM as of December 31, 2024, respectively, assuming the exercise of all outstanding options held by Mr. Han and Mr. Li as of such date. Meanwhile, Mr. Han held 70% voting power and was the ultimate controlling shareholder of Beijing Tongcheng and he held 62.7% and 65.3% voting power in TCTM on December 31, 2023 and 2024, respectively. The Company cannot assure that when conflicts of interest arise, either of the nominee equity holders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Company, except that TCTM could exercise the purchase option under the exclusive option agreements with the nominee equity holders to request them to transfer all of their equity ownership in Beijing Tarena and Beijing Tongcheng to a PRC entity or individual designated by TCTM. The Company relies on the nominee equity holders, who are both TCTM’s directors and who owe a fiduciary duty to TCTM, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires directors to act in good faith and in the best interests of TCTM and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee equity holders of Beijing Tarena and Beijing Tongcheng, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings. The Company’s involvement with Beijing Tarena and Beijing Tongcheng under the VIE Agreement affected the Company’s consolidated financial position, results of operations and cash flows as indicated below.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The assets and liabilities of the consolidated VIEs and their subsidiaries that were included in the accompanying consolidated financial statements as of December 31, 2023 and 2024 are as follows:

	December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	2,520	2,519
Amounts due from TCTM and its wholly-owned subsidiaries	104,642	32,980
Prepaid expenses and other current assets	62,550	10,042
Current assets of discontinued operation	36,779	—
Total current assets	206,491	45,541

Property and equipment, net	2,052	—
Long term investments	34,852	—
Right-of-use assets	9,209	—
Other non-current assets	258	—
Total non-current assets	46,371	—
Total assets	252,862	45,541

Accounts payable	2,713	2,202
Deferred revenue-current	114,975	113,399
Operating lease liabilities-current	4,440	2,613
Income taxes payable	79	48
Accrued expenses and other current liabilities	30,762	48,014
Amounts due to TCTM and its wholly-owned subsidiaries	23,676	32,979
Amounts due to related parties	—	135
Current liabilities of discontinued operation	100,392	—
Total current liabilities	277,037	199,390

Operating lease liabilities-non current	4,252	1,665
Total non-current liabilities	4,252	1,665

Total liabilities	281,289	201,055

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The financial performance and cash flows of the consolidated VIEs and their subsidiaries that were included in the accompanying consolidated financial statements before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIEs and VIEs’ subsidiaries for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	40,755	90,661	86,125
Net income (loss) from continuing operations	8,554	(7,241)	(30,286)
Net (loss) income from discontinued operation	(7,299)	10,847	(13,171)
Net income (loss)	1,255	3,606	(43,457)
Net cash provided by/ (used in) operating activities	7,722	(17,817)	(80,322)
Net cash provided by/ (used in) investing activities	19,975	—	(8,200)
Net cash provided by/ (used in) financing activities	5,762	(7,192)	86,483

All of the assets of VIEs and their subsidiaries can be used only to settle obligations of Beijing Tarena, Beijing Tongcheng and their subsidiaries. None of the assets of VIEs and their subsidiaries have been pledged or collateralized. The creditors of VIEs and their subsidiaries do not have recourse to the general credit of TCTM and its wholly-owned subsidiaries. Assets of VIEs and their subsidiaries that can be used only to settle obligations of VIEs and their subsidiaries and liabilities of VIEs and their subsidiaries for which creditors (or beneficial interest holders) do not have recourse to the general credit of TCTM and its wholly owned subsidiaries have been presented parenthetically alongside each balance sheet caption on the face of the consolidated balance sheets.

During the periods presented, TCTM and its wholly-owned subsidiaries provided financial support to VIEs that it was not previously contractually required to provide in the form of advances. To the extent Beijing Tarena and Beijing Tongcheng requires financial support, pursuant to the exclusive business cooperation agreement, Tarena Tech and Tongcheng Shidai may, at its option and to the extent permitted under the laws of mainland China, provide such support to Beijing Tarena and Beijing Tongcheng through loans to Beijing Tarena and Beijing Tongcheng’s nominee equity holders or entrustment loans to Beijing Tarena and Beijing Tongcheng.

(c)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of US$1.00 = RMB7.2993, representing the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(d)   Going concern

The Company had significant recurring losses from operations and net cash outflow from operations. As of December 31, 2024, the Company has significant working capital deficit of approximately RMB1,756,596. For the year ended December 31, 2024, the Company’s net loss was approximately RMB 587,102, the Company’s net operating cash outflow was approximately RMB121,455 for the year ended December 31, 2024. These conditions raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from May 15, 2025 the issuance date of these financial statements, the Company will continue to strive to achieve positive cash flow through implementing various measures. To diversify the Company’s business, create synergy of the Company’s resources and eliminate the impact brought by the above IT-focused supplementary STEM education business, the Company will acquire core algorithms and related software and hardware systems for brain-computer interfaces by issuing ordinary shares, which is a critical step of the Company’s business strategy of expansion into the AI-driven medical software industry. Besides, the Company has entered into share purchase agreeents with certain investors on April 1, 2025 to sell and issue ordinary shares for a total purchase price of US$2.0 million.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

(e)   Comparability and Reclassification Adjustment

The Company has reclassified certain comparative amounts in the consolidated statements of comprehensive income for the years ended December 31, 2022 to conform to the year of 2023 and 2024’s presentation. The assets and liabilities of the discontinued operation have been classified as assets of discontinued operations held for sale and liabilities of discontinued operations held for sale in the consolidated balance sheets as of December 31, 2023. The results of discontinued operation for the years ended December 31, 2022, 2023 and 2024 have been reflected separately in the consolidated statements of comprehensive income as single line items for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories for the years ended December 31, 2022, 2023 and 2024 were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(f)   Significant concentrations and risks

Revenue concentration

A substantial portion of the Company’s total net revenues from continuing operation were generated from Childhood & adolescent Robotics Programming and Childhood & adolescent Computer Programming courses. The percentages of the Company’s total net revenues from Childhood & adolescent Robotics Programming and Childhood & adolescent Computer Programming courses are as follows:

	Year Ended December 31,
	2022	2023	2024
Childhood & adolescent Robotics Programming	49.2%	46.4%	42.2%
Childhood & adolescent Computer Programming	34.2%	24.1%	18.9%
Total net revenues from continuing operation	83.4%	70.5%	61.1%

There were no other courses that represented net revenues greater than 10% of total net revenues from continuing operation.

Geographic concentration

The percentages of the Company’s total net revenues generated from continuing operations in Beijing are 10.6%, 17.5% and 16.6% for the years ended December 31, 2022, 2023 and 2024, respectively.